Fees Summary	Mar. 18, 2026 USD ($)
Fees Summary [Line Items]
Previously Paid Amount	$ 0.00
Total Fee Amount	2,347.70
Total Transaction Valuation	17,000,000.00
Total Offset Amount	0.00
Net Fee	$ 2,347.70
Offering Table N/A
Offset Table N/A	N/A